Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Plant and equipment	21,543,134	20,183,757
Leasehold improvements	9,341,612	9,271,033
Capital work in process	206,041	168,155
	31,090,787	29,622,945
Accumulated depreciation	(26,507,419)	(25,523,265)
Property, plant & equipment - net	4,583,368	4,099,680